Regulatory Capital Requirements - Schedule of Risk Weighted Assets Explanatory (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Risk management [abstract]
Basic capital	$ 2,297,933	$ 2,315,411
Effective equity	$ 2,976,143	$ 3,044,661
Basic capital	6.40%	6.54%
Effective equity	13.03%	13.56%